FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investments Measured at Fair Value on a Recurring Basis
Investments as of December 31, 2025 were measured at fair value on a recurring basis (at least annually) as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Investments Using Net Asset Value Practical Expedient	Total
The Coca-Cola Company common stock (A)	$23,935,707	$—	$23,935,707
Collective trust funds (B)	—	36,512,874	36,512,874
	$23,935,707	$36,512,874	$60,448,581
(A)    Investments are valued using the quoted market price multiplied by the number of shares owned as of the measurement date.
(B)    The underlying investments held in the collective trust funds are active or passive equity or debt securities. The collective trust funds are valued at the net asset value (“NAV”) per share as determined by the manager of the funds multiplied by the number of shares held as of the measurement date. These funds have no unfunded commitments. Participant-directed redemptions have no restrictions; however, the Plan’s ability to redeem its investments is subject to fund-specific notice requirements, which range from 0 days up to 12 months.
Investments as of December 31, 2024 were measured at fair value on a recurring basis (at least annually) as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Investments Using Net Asset Value Practical Expedient	Total
The Coca-Cola Company common stock (A)	$22,511,211	$—	$22,511,211
Collective trust funds (B)	—	30,403,286	30,403,286
	$22,511,211	$30,403,286	$52,914,497
(A) Investments are valued using the quoted market price multiplied by the number of shares owned as of the measurement date.
(B)    The underlying investments held in the collective trust funds are active or passive equity or debt securities. The collective trust funds are valued at the NAV per share as determined by the manager of the funds multiplied by the number of shares held as of the measurement date. These funds have no unfunded commitments. Participant-directed redemptions have no restrictions; however, the Plan’s ability to redeem its investments is subject to fund-specific notice requirements, which range from 0 days up to 12 months.